Pruco Life Insurance Company	Jordan K. Thomsen Vice President and Corporate Counsel Pruco Life Insurance Company 213 Washington Street Newark, NJ 07102 (973) 802-4193 jordan.thomsen@prudential.com September 16, 2022

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Pruco Life Insurance Company (“Depositor”)
Pruco Life Variable Insurance Account (“Registrant”) (File No. 811-03603)

Dear Commissioners:

Pruco Life Insurance Company (“We”), on behalf of the Registrant, has transmitted to contract owners the semi-annual reports for the underlying funds for the period ending June 30, 2022.

Fund Company	1940 Act Registration No.
Advanced Series Trust ("AST")	811-05186
The Prudential Series Fund, Inc.	811-03623

We understand that the Fund Companies each have filed or will file their reports with the Commission under separate cover.

If you have any questions regarding this filing, please contact me at (973) 802-4193.

Sincerely,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

VIA EDGAR